Subsequent Events (Details Textual) - USD ($)	Feb. 13, 2019	Mar. 31, 2019	Mar. 14, 2019	Feb. 19, 2019	Feb. 12, 2019	Jan. 31, 2019	Dec. 31, 2018	Oct. 30, 2018	Dec. 31, 2017	Nov. 01, 2016	Oct. 26, 2016	Oct. 14, 2016
Subsequent Event [Line Items]
Common Stock, Shares, Issued		48,420,495					48,420,495
Common Stock, Par or Stated Value Per Share		$ 0.0001
Common Stock, Shares Authorized		400,000,000						55,200,000
Preferred Stock, Shares Authorized		1,000,000					1,000,000		1,000,000
Preferred Stock, Par or Stated Value Per Share		$ 0.0001					$ 0.0001		$ 0.0001
Cash Compensation Paid	$ 250,000
Shares Issued, Price Per Share										$ 10.00
Compensation Terms For Broker Dealer	an amount in cash equal to the difference between the redemption price and $9.90.
Temporary Equity Number Of Shares Redeemed		0
Temporary Equity, Redemption Price Per Share				$ 10.00
Common Stock, Shares, Outstanding		48,420,495									13,800,000	11,500,000
GTY Merger [Member]
Subsequent Event [Line Items]
Temporary Equity Number Of Shares Redeemed		11,073,040
Temporary Equity, Redemption Price Per Share		$ 10.29
Subscription Agreements [Member]
Subsequent Event [Line Items]
Common Stock Shares Surrendered					231,179
Subscription Agreements [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Sale Of Warrants					500,000
Warrants Issued Value					$ 250,000
Warrants Issued Price					$ 0.50
Warrants Stated Or Par Value Per Warrant					$ 1.00
Subsequent Event [Member]
Subsequent Event [Line Items]
Deferred Offering Costs						$ 19,320,000
Cash Compensation Paid	$ 250,000
Compensation Terms For Broker Dealer	an amount in cash equal to the difference between the redemption price and $9.90.
Convertible Notes Payable			$ 1,000,000
Notes Payable, Related Parties			$ 400,000
Deferred Underwriting fees Payable						$ 3,250,000
Subsequent Event [Member] | GTY Merger [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding				48,511,028
Subsequent Event [Member] | Subscription Agreements [Member]
Subsequent Event [Line Items]
Common Stock Shares Surrendered					231,179
Subsequent Event [Member] | Subscription Agreements [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Sale Of Warrants					500,000
Warrants Issued Value					$ 250,000
Warrants Issued Price					$ 0.50
Warrants Stated Or Par Value Per Warrant					$ 1.00
Subsequent Event [Member] | Amended Charter [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued				48,511,028
Common Stock, Par or Stated Value Per Share				$ 0.0001
Capital Units, Authorized				425,000,000
Common Stock, Shares Authorized				400,000,000
Preferred Stock, Shares Authorized				25,000,000
Preferred Stock, Par or Stated Value Per Share				$ 0.0001
Common Class A [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued		0					898,984		1,904,381
Common Stock, Par or Stated Value Per Share		$ 0.0001					$ 0.0001		$ 0.0001
Common Stock, Shares Authorized		400,000,000					400,000,000		400,000,000
Common Stock shares Not Redeemed	1,500,000
Common Stock Shares Subject To Lock Up	500,000
Redemption Price Per Share	$ 10.29
Common Stock Shares Issued To Broker	1,000,000
Shares Issued, Price Per Share	$ 9.90
Common Stock Shares Reimbursed Under Obligation	1,942,953
Temporary Equity Number Of Shares Redeemed		20,289,478
Common Stock, Shares, Outstanding		0					898,984		1,904,381
Common Class A [Member] | Subscription Agreements [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued					12,863,098
Common Stock, Par or Stated Value Per Share					$ 10.00
Common Stock, Value, Subscriptions					$ 126,400,000
Common Class A [Member] | Subscription Agreements [Member] | CityBase holders [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued					380,937
Common Stock, Par or Stated Value Per Share					$ 10.00
Common Stock, Value, Subscriptions					$ 3,800,000
Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock shares Not Redeemed	1,500,000
Common Stock Shares Subject To Lock Up	500,000
Redemption Price Per Share	$ 10.29
Common Stock Shares Issued To Broker	1,000,000
Shares Issued, Price Per Share	$ 9.90
Common Stock Shares Reimbursed Under Obligation	1,942,953
Common Class A [Member] | Subsequent Event [Member] | GTY Merger [Member]
Subsequent Event [Line Items]
Temporary Equity Number Of Shares Redeemed				11,073,040
Temporary Equity, Redemption Price Per Share				$ 10.29
Common Class A [Member] | Subsequent Event [Member] | Subscription Agreements [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued					12,853,633
Common Stock, Par or Stated Value Per Share					$ 10.00
Common Stock, Value, Subscriptions					$ 126,300,000
Common Class A [Member] | Subsequent Event [Member] | Subscription Agreements [Member] | CityBase holders [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued					380,937
Common Stock, Par or Stated Value Per Share					$ 10.00
Common Stock, Value, Subscriptions					$ 3,800,000